Note 1 - Organization and Basis of Presentation: Concentration of Credit Risk (Policies)	6 Months Ended
Nov. 30, 2012
Policies
Concentration of Credit Risk

CONCENTRATION OF CREDIT RISK

Financial instruments that potentially subject the Company to a concentration of credit risk consist principally of cash.  During the year the Company did not maintain cash deposits at financial institution in excess of the $100,000 limit covered by the Federal Deposit Insurance Corporation.